UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Global Small-Cap Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

September 30, 2016 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At September 30, 2016, the Fund owned 73.8% of Core Bond Portfolio’s outstanding interests and 79.9% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2016 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $432,576,703)	$469,514,969	55.7%

Core Bond Portfolio (identified cost, $366,221,591)	372,850,212	44.2

Total Investments in Affiliated Portfolios (identified cost, $798,798,294)	$842,365,181	99.9%

Other Assets, Less Liabilities	$1,256,610	0.1%

Net Assets	$843,621,791	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2016 and December 31, 2015, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Form N-Q (containing a Portfolio of Investments) for Core Bond Portfolio at September 30, 2016 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Stock Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 4.9%
Hexcel Corp.	67,571	$2,993,395
Raytheon Co.	92,115	12,539,615
United Technologies Corp.	130,542	13,263,067

		$28,796,077

Banks — 6.3%
First Republic Bank	47,894	$3,693,107
JPMorgan Chase & Co.	218,000	14,516,620
U.S. Bancorp	288,290	12,364,758
Wells Fargo & Co.	141,590	6,269,605

		$36,844,090

Beverages — 2.3%
PepsiCo, Inc.	122,710	$13,347,167

		$13,347,167

Biotechnology — 3.3%
Biogen, Inc.(1)	7,263	$2,273,537
Celgene Corp.(1)	24,208	2,530,462
Gilead Sciences, Inc.	141,804	11,219,532
Incyte Corp.(1)	16,181	1,525,707
Vertex Pharmaceuticals, Inc.(1)	21,768	1,898,387

		$19,447,625

Chemicals — 1.4%
Monsanto Co.	27,550	$2,815,610
RPM International, Inc.	101,989	5,478,849

		$8,294,459

Containers & Packaging — 1.5%
International Paper Co.	187,034	$8,973,891

		$8,973,891

Distributors — 1.0%
LKQ Corp.(1)	173,000	$6,134,580

		$6,134,580

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	59,385	$8,579,351

		$8,579,351

Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	299,533	$15,569,725

		$15,569,725

Electric Utilities — 1.8%
NextEra Energy, Inc.	85,995	$10,518,908

		$10,518,908

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	81,917	$6,441,953

		$6,441,953

Equity Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential	190,726	$12,269,404
Federal Realty Investment Trust	39,553	6,088,393

		$18,357,797

1

Security	Shares	Value
Food & Staples Retailing — 2.0%
Kroger Co. (The)	297,961	$8,843,482
Sprouts Farmers Market, Inc.(1)	141,150	2,914,748

		$11,758,230

Food Products — 2.7%
Blue Buffalo Pet Products, Inc.(1)	173,584	$4,124,356
Pinnacle Foods, Inc.	230,377	11,558,014

		$15,682,370

Health Care Equipment & Supplies — 2.2%
Zimmer Biomet Holdings, Inc.	97,375	$12,660,698

		$12,660,698

Health Care Providers & Services — 2.5%
Humana, Inc.	46,858	$8,288,712
McKesson Corp.	39,246	6,544,270

		$14,832,982

Household Durables — 2.6%
Helen of Troy, Ltd.(1)	33,328	$2,871,874
Newell Brands, Inc.	232,447	12,240,659

		$15,112,533

Industrial Conglomerates — 2.3%
General Electric Co.	462,263	$13,692,230

		$13,692,230

Insurance — 4.2%
American Financial Group, Inc.	155,952	$11,696,400
Chubb, Ltd.	105,759	13,288,618

		$24,985,018

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	16,258	$13,612,986

		$13,612,986

Internet Software & Services — 8.8%
Alphabet, Inc., Class C(1)	33,758	$26,239,756
eBay, Inc.(1)	213,785	7,033,527
Facebook, Inc., Class A(1)	95,334	12,228,492
GoDaddy, Inc., Class A(1)	187,400	6,470,922

		$51,972,697

IT Services — 2.1%
Convergys Corp.	79,649	$2,422,922
Genpact, Ltd.(1)	243,479	5,831,322
International Business Machines Corp.	27,409	4,353,920

		$12,608,164

Machinery — 1.1%
Fortive Corp.	128,971	$6,564,624

		$6,564,624

Media — 2.9%
Time Warner, Inc.	176,495	$14,050,767
Walt Disney Co. (The)	32,056	2,976,720

		$17,027,487

Multi-Utilities — 1.5%
Sempra Energy	82,203	$8,811,340

		$8,811,340

Multiline Retail — 0.8%
Macy’s, Inc.	123,000	$4,557,150

		$4,557,150

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	113,312	$7,179,448
Chevron Corp.	131,095	13,492,298
EOG Resources, Inc.	61,431	5,940,992
Occidental Petroleum Corp.	148,158	10,803,681

		$37,416,419

Pharmaceuticals — 6.6%
Allergan PLC(1)	26,560	$6,117,034
Eli Lilly & Co.	67,028	5,379,667
Johnson & Johnson	122,353	14,453,560
Pfizer, Inc.	299,000	10,127,130
Teva Pharmaceutical Industries, Ltd. ADR	55,471	2,552,221

		$38,629,612

Road & Rail — 1.3%
Norfolk Southern Corp.	79,770	$7,742,476

		$7,742,476

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Ltd.	25,254	$4,356,820
Intel Corp.	367,996	13,891,849
Texas Instruments, Inc.	63,317	4,443,587

		$22,692,256

Software — 1.0%
Verint Systems, Inc.(1)	153,281	$5,767,964

		$5,767,964

Specialty Retail — 2.6%
Lowe’s Cos., Inc.	172,625	$12,465,251
Sally Beauty Holdings, Inc.(1)	108,866	2,795,679

		$15,260,930

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	266,376	$30,113,807

		$30,113,807

Tobacco — 2.8%
Philip Morris International, Inc.	103,234	$10,036,409
Reynolds American, Inc.	140,572	6,627,970

		$16,664,379

Total Common Stocks (identified cost $526,039,985)		$579,471,975

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(2)	$9,273	$9,273,094

Total Short-Term Investments (identified cost $9,273,094)		$9,273,094

Total Investments — 100.1% (identified cost $535,313,079)		$588,745,069

Other Assets, Less Liabilities — (0.1)%		$(830,967)

Net Assets — 100.0%		$587,914,102

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $37,814.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$536,237,389

Gross unrealized appreciation	$61,583,449
Gross unrealized depreciation	(9,075,769)

Net unrealized appreciation	$52,507,680

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$579,471,975	*	$—	$—	$579,471,975
Short-Term Investments	—		9,273,094	—	9,273,094
Total Investments	$579,471,975		$9,273,094	$—	$588,745,069

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Core Bond Fund

September 30, 2016 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2016, the value of the Fund’s investment in the Portfolio was $132,062,212 and the Fund owned 26.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 34.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.70%, 5/15/46	$810	$968,996
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	636,086

		$1,605,082

Automotive — 0.7%
General Motors Co., 4.875%, 10/2/23	$434	$471,124
General Motors Co., 5.00%, 4/1/35	1,061	1,103,478
Magna International, Inc., 4.15%, 10/1/25	868	953,768
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,061,250

		$3,589,620

Banks — 7.3%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,284,276
Bank of America Corp., 3.50%, 4/19/26	1,800	1,875,575
Bank of America Corp., 5.65%, 5/1/18	807	856,337
Bank of America Corp., 6.11%, 1/29/37	175	214,258
BPCE SA, 4.875%, 4/1/26(1)	700	729,821
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	917,879
Citigroup, Inc., 3.40%, 5/1/26	270	279,705
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,058,149
Citigroup, Inc., 4.30%, 11/20/26	698	734,029
Citigroup, Inc., 4.50%, 1/14/22	725	801,726
Citigroup, Inc., 6.625%, 6/15/32	172	213,745
Citizens Financial Group, Inc., 2.375%, 7/28/21	1,450	1,456,805
Discover Bank, 3.20%, 8/9/21	950	981,256
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,221,514
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,030,885
First Republic Bank, 4.375%, 8/1/46	1,000	1,000,082
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,021,114
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	1,500	1,582,485
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,337,702
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,229,762
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,010,922
JPMorgan Chase & Co., 5.625%, 8/16/43	628	761,460
KeyBank NA, 3.40%, 5/20/26	1,400	1,434,632
Morgan Stanley, 2.45%, 2/1/19	780	794,581
Morgan Stanley, 4.35%, 9/8/26	643	688,240
Morgan Stanley, 4.875%, 11/1/22	1,132	1,250,315
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,588,049
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	693,934
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	741,570
Suntrust Banks, Inc., 2.90%, 3/3/21	569	592,752
Toronto-Dominion Bank (The), 1.80%, 7/13/21	1,700	1,694,528
Toronto-Dominion Bank (The), 3.625% to 9/15/26, 9/15/31(2)	2,000	2,010,762
U.S. Bancorp, 2.35%, 1/29/21	1,388	1,429,090
Wells Fargo & Co., 3.45%, 2/13/23	1,141	1,178,111
Wells Fargo & Co., 4.10%, 6/3/26	364	386,887

		$37,082,938

Beverages — 1.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,224,103
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	879,163

Security	Principal Amount (000’s omitted)	Value
Coca-Cola Co. (The), 1.875%, 10/27/20	$1,300	$1,322,699
Constellation Brands, Inc., 4.25%, 5/1/23	1,275	1,356,281
Dr Pepper Snapple Group, Inc., 2.55%, 9/15/26	935	933,659
Molson Coors Brewing Co., Class B, 3.00%, 7/15/26	1,500	1,514,475

		$7,230,380

Biotechnology — 0.6%
Amgen, Inc., 2.20%, 5/22/19	$464	$472,881
Amgen, Inc., 3.625%, 5/22/24	619	664,686
Amgen, Inc., 5.15%, 11/15/41	817	936,638
Celgene Corp., 3.55%, 8/15/22	1,041	1,107,607

		$3,181,812

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$983	$990,200
Owens Corning, 4.20%, 12/15/22	502	540,080

		$1,530,280

Chemicals — 0.6%
Eastman Chemical Co., 3.60%, 8/15/22	$486	$516,384
Ecolab, Inc., 4.35%, 12/8/21	340	382,196
Westlake Chemical Corp., 3.60%, 8/15/26(1)	987	989,553
Yara International ASA, 3.80%, 6/6/26(1)	1,000	1,034,850

		$2,922,983

Commercial Services — 0.5%
Block Financial, LLC, 5.25%, 10/1/25	$870	$940,813
Total System Services, Inc., 3.80%, 4/1/21	1,250	1,327,884

		$2,268,697

Computers — 0.2%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,138,250

		$1,138,250

Diversified Financial Services — 2.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.95%, 2/1/22	$1,000	$1,026,250
Air Lease Corp., 3.375%, 6/1/21	1,200	1,247,544
Ally Financial, Inc., 3.25%, 9/29/17	975	983,531
American Express Co., 3.625%, 12/5/24	1,162	1,213,120
Capital One Financial Corp., 3.75%, 4/24/24	700	741,918
Discover Financial Services, 3.95%, 11/6/24	490	502,701
International Lease Finance Corp., 6.25%, 5/15/19	722	784,273
Janus Capital Group, Inc., 4.875%, 8/1/25	964	1,035,554
Jefferies Group, LLC, 5.125%, 1/20/23	633	675,496
Legg Mason, Inc., 4.75%, 3/15/26	1,185	1,283,601
PPTT, 2006-A GS, Class A, 5.737%(1)(3)	259	254,008
Raymond James Financial, Inc., 3.625%, 9/15/26	1,000	1,022,916
Synchrony Financial, 3.75%, 8/15/21	1,035	1,089,907

		$11,860,819

Educational Services — 0.1%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$694,861

		$694,861

Electric Utilities — 0.6%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,136,202
ITC Holdings Corp., 4.05%, 7/1/23	680	741,376
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,146,687

		$3,024,265

Electrical and Electronic Equipment — 0.8%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$940,312
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,474,732

Security	Principal Amount (000’s omitted)	Value
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	$400	$425,500
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,172,988

		$4,013,532

Foods — 1.1%
BRF GmbH, 4.35%, 9/29/26(1)	$1,000	$984,000
Delhaize Group SA, 5.70%, 10/1/40	849	1,033,483
Hershey Co. (The), 2.30%, 8/15/26	1,499	1,488,050
Ingredion, Inc., 3.20%, 10/1/26	775	794,291
Kroger Co. (The), 2.65%, 10/15/26(4)	500	498,237
Kroger Co. (The), 2.95%, 11/1/21	780	814,208

		$5,612,269

Forest Products & Paper — 0.3%
International Paper Co., 3.00%, 2/15/27	$1,493	$1,495,359

		$1,495,359

Health Services — 1.6%
Aetna, Inc., 2.80%, 6/15/23	$509	$520,699
Aetna, Inc., 4.375%, 6/15/46	941	992,050
CR Bard, Inc., 3.00%, 5/15/26	1,300	1,320,907
Dignity Health, 3.812%, 11/1/24	845	904,006
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	845	919,994
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,420	1,496,325
Tenet Healthcare Corp., 4.75%, 6/1/20	950	969,000
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	763,556

		$7,886,537

Household Products — 0.4%
Clorox Co. (The), 3.05%, 9/15/22	$600	$628,158
Newell Rubbermaid, Inc., 3.85%, 4/1/23	1,426	1,520,521

		$2,148,679

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,284,157

		$1,284,157

Insurance — 1.4%
ACE INA Holdings, Inc., 3.35%, 5/3/26	$975	$1,045,901
Aflac, Inc., 6.45%, 8/15/40	335	456,279
Aon PLC, 3.875%, 12/15/25	1,348	1,442,956
Hanover Insurance Group, Inc. (The), 4.50%, 4/15/26	870	906,427
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	911,360
Principal Financial Group, Inc., 6.05%, 10/15/36	205	256,689
Progressive Corp. (The), 2.45%, 1/15/27	2,000	1,992,650

		$7,012,262

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$172,400
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	505	517,625
MGM Resorts International, 4.625%, 9/1/26	900	882,000

		$1,572,025

Media — 0.8%
Altice US Finance I Corp., 5.375%, 7/15/23(1)	$1,000	$1,037,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,610	1,686,475
Comcast Corp., 2.75%, 3/1/23	1,073	1,113,146

		$3,837,121

Oil and Gas — 2.8%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$717,188
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	792,682
BP Capital Markets PLC, 2.112%, 9/16/21	1,548	1,557,375

Security	Principal Amount (000’s omitted)	Value
ConocoPhillips Co., 4.20%, 3/15/21	$158	$171,045
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,513,820
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,456,257
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,434,565
Noble Energy, Inc., 3.90%, 11/15/24	937	957,767
Petroleos Mexicanos, 6.875%, 8/4/26(1)	1,500	1,694,925
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,371,859
Total Capital International SA, 2.70%, 1/25/23	883	910,500
Valero Energy Corp., 3.40%, 9/15/26	1,700	1,682,964

		$14,260,947

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$898,147

		$898,147

Pharmaceuticals — 1.2%
Actavis Funding SCS, 3.00%, 3/12/20	$1,322	$1,363,934
Actavis Funding SCS, 4.55%, 3/15/35	796	849,755
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,505,886
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	1,205	1,204,220
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	1,234	1,236,697

		$6,160,492

Pipelines — 0.5%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$452,996
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	690,473
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	750	770,625
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	625,002

		$2,539,096

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp., 2.25%, 1/15/22	$1,550	$1,548,878
Boston Properties, L.P., 3.65%, 2/1/26	1,400	1,484,466
Crown Castle International Corp., 2.25%, 9/1/21	1,500	1,500,630
Essex Portfolio, L.P., 3.25%, 5/1/23	805	826,761
Simon Property Group, L.P., 2.50%, 7/15/21	1,400	1,438,176

		$6,798,911

Retail-Drug Stores — 0.8%
CVS Health Corp., 2.125%, 6/1/21	$500	$505,659
CVS Health Corp., 5.125%, 7/20/45	1,120	1,371,067
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,200	1,292,285
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	730	800,658

		$3,969,669

Retail-Specialty and Apparel — 0.4%
Home Depot, Inc. (The), 3.35%, 9/15/25	$555	$602,569
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	992	971,378
Signet UK Finance PLC, 4.70%, 6/15/24	500	482,407

		$2,056,354

Software — 1.1%
Activision Blizzard, Inc., 2.30%, 9/15/21(1)	$1,530	$1,535,649
Electronic Arts, Inc., 4.80%, 3/1/26	1,400	1,545,510
Microsoft Corp., 1.55%, 8/8/21	1,465	1,459,748
Oracle Corp., 4.50%, 7/8/44	988	1,092,381

		$5,633,288

Security	Principal Amount (000’s omitted)	Value
Technology — 0.5%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$997,191
KLA-Tencor Corp., 4.65%, 11/1/24	401	441,613
Lam Research Corp., 3.45%, 6/15/23	913	935,529

		$2,374,333

Telecommunications — 1.2%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,073,779
AT&T, Inc., 3.60%, 2/17/23	1,834	1,936,475
Verizon Communications, Inc., 5.15%, 9/15/23	1,925	2,243,774
Verizon Communications, Inc., 6.00%, 4/1/41	785	994,533

		$6,248,561

Tobacco — 0.2%
Altria Group, Inc., 4.00%, 1/31/24	$800	$895,144
Reynolds American, Inc., 5.85%, 8/15/45	230	299,708

		$1,194,852

Toys, Games & Hobbies — 0.3%
Mattel, Inc., 2.35%, 8/15/21	$1,493	$1,515,404

		$1,515,404

Utilities — 2.1%
American Water Capital Corp., 3.40%, 3/1/25	$365	$394,273
American Water Capital Corp., 4.30%, 9/1/45	842	969,828
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,586,805
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	2,380	2,375,547
Entergy Louisiana, LLC, 3.05%, 6/1/31	1,000	1,029,452
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,065,482
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,292,790
Southwestern Electric Power Co., 2.75%, 10/1/26	1,810	1,812,485

		$10,526,662

Total Corporate Bonds & Notes (identified cost $168,474,334)		$175,168,644

Agency Mortgage-Backed Securities — 25.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
15-Year, 2.50%, TBA(5)	$5,000	$5,179,398
Pool #A93547, 4.50%, 8/1/40	1,182	1,301,488
Pool #C03490, 4.50%, 8/1/40	983	1,081,589
Pool #C03815, 3.50%, 3/1/42	714	759,568
Pool #C03921, 3.50%, 5/1/42	724	770,867
Pool #C09013, 3.00%, 9/1/42	838	873,423
Pool #C09031, 2.50%, 2/1/43	2,121	2,142,312
Pool #C09032, 3.50%, 2/1/43	1,219	1,289,876
Pool #C91875, 3.50%, 6/1/36	1,430	1,525,853
Pool #E01322, 5.00%, 3/1/18	893	914,625
Pool #E03124, 3.00%, 4/1/27	1,079	1,135,215
Pool #G04913, 5.00%, 3/1/38	1,145	1,284,494
Pool #G05958, 5.00%, 8/1/40	271	302,579
Pool #G07459, 3.50%, 8/1/43	2,813	2,977,055
Pool #G07527, 3.00%, 10/1/43	539	561,845
Pool #G07589, 5.50%, 6/1/41	1,078	1,225,438
Pool #G08348, 5.00%, 6/1/39	287	320,485
Pool #G08524, 3.00%, 3/1/43	1,335	1,391,458
Pool #G08534, 3.00%, 6/1/43	2,315	2,411,982
Pool #G08596, 4.50%, 7/1/44	1,091	1,197,028

Security	Principal Amount (000’s omitted)	Value
Pool #G08666, 3.00%, 9/1/45	$2,730	$2,839,268
Pool #G08670, 3.00%, 10/1/45	1,814	1,886,662
Pool #G08701, 3.00%, 4/1/46	2,668	2,774,317
Pool #G08717, 4.00%, 8/1/46	2,852	3,072,796
Pool #G18176, 5.00%, 4/1/22	95	101,460
Pool #G18309, 4.50%, 5/1/24	228	245,159
Pool #G18544, 2.50%, 3/1/30	742	769,097
Pool #G18566, 3.50%, 8/1/30	1,257	1,333,132
Pool #G60173, 4.00%, 7/1/45	1,619	1,755,963
Pool #J19206, 3.00%, 5/1/27	613	644,534
Pool #Q00285, 4.50%, 4/1/41	740	813,973
Pool #Q10378, 3.00%, 8/1/42	1,426	1,486,819
Pool #Q17453, 3.50%, 4/1/43	2,182	2,311,203
Pool #Q21661, 3.50%, 9/1/43	705	746,642
Pool #Q29436, 4.00%, 11/1/44	1,714	1,850,038
Pool #Q34310, 3.50%, 6/1/45	2,545	2,690,337
Pool #Q34966, 4.00%, 7/1/45	1,198	1,284,516
Pool #Q40264, 3.50%, 5/1/46	2,166	2,287,193

		$57,539,687

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$163	$183,433
Pool #735415, 6.50%, 12/1/32	332	386,973
Pool #889982, 5.50%, 11/1/38	91	101,918
Pool #890397, 3.50%, 12/1/26	74	77,884
Pool #890427, 3.50%, 4/1/42	1,448	1,538,884
Pool #929009, 6.00%, 1/1/38	267	306,069
Pool #995203, 5.00%, 7/1/35	32	36,305
Pool #AB4827, 3.50%, 4/1/42	429	454,011
Pool #AB6633, 3.50%, 10/1/42	903	956,063
Pool #AE0949, 4.00%, 2/1/41	425	459,534
Pool #AE0971, 4.00%, 5/1/25	314	332,840
Pool #AE9757, 4.00%, 12/1/40	82	88,731
Pool #AH0944, 4.00%, 12/1/40	1,001	1,085,059
Pool #AH1559, 4.00%, 12/1/40	160	172,678
Pool #AH3575, 4.50%, 1/1/41	333	366,879
Pool #AH3804, 4.00%, 2/1/41	768	829,980
Pool #AH6827, 4.00%, 3/1/26	468	497,901
Pool #AH9055, 4.50%, 4/1/41	570	627,123
Pool #AK3264, 3.00%, 2/1/27	279	292,938
Pool #AK6759, 3.50%, 3/1/42	1,336	1,414,453
Pool #AL2551, 3.50%, 10/1/42	345	367,519
Pool #AL3865, 3.50%, 7/1/43	88	92,775
Pool #AL5162, 3.00%, 9/1/43	1,222	1,274,971
Pool #AL6838, 4.00%, 4/1/43	1,141	1,232,226
Pool #AL7019, 3.50%, 11/1/42	2,447	2,589,614
Pool #AL7524, 5.00%, 7/1/41	1,614	1,803,748
Pool #AO4647, 3.50%, 6/1/42	576	609,813
Pool #AP2133, 3.50%, 8/1/42	302	319,824
Pool #AS0304, 3.00%, 8/1/43	559	582,060
Pool #AS3892, 4.00%, 11/1/44	1,555	1,671,653
Pool #AS4421, 4.00%, 2/1/45	1,054	1,144,065
Pool #AS5332, 4.00%, 7/1/45	1,797	1,942,310
Pool #AS5783, 2.50%, 9/1/30	1,198	1,243,841
Pool #AS6014, 4.00%, 10/1/45	1,187	1,283,650
Pool #AS6811, 3.00%, 3/1/46	1,937	2,016,708
Pool #AT7865, 3.00%, 6/1/28	3,295	3,464,150
Pool #AZ3743, 3.50%, 11/1/45	2,841	2,997,521
Pool #BA0891, 3.50%, 1/1/46	3,231	3,411,579
Pool #BA0908, 3.50%, 3/1/46	1,904	2,011,377
Pool #BA2906, 4.00%, 11/1/45	1,803	1,973,591
Pool #BA3938, 3.50%, 1/1/46	2,455	2,595,580

Security	Principal Amount (000’s omitted)	Value
Pool #BC1849, 3.00%, 5/1/46	$3,442	$3,580,244
Pool #BC6815, 3.00%, 6/1/46	2,444	2,541,604
Pool #MA0956, 4.00%, 1/1/42	1,813	1,957,219
Pool #MA1003, 3.50%, 3/1/42	1,067	1,129,352
Pool #MA1060, 2.50%, 5/1/27	914	947,127
Pool #MA1438, 2.50%, 5/1/28	958	993,525
Pool #MA1789, 4.50%, 2/1/44	1,141	1,274,959
Pool #MA2389, 3.50%, 9/1/35	916	976,520
Pool #MA2486, 3.50%, 12/1/30	2,066	2,189,131
Pool #MA2653, 4.00%, 6/1/46	2,834	3,047,714
Pool #MA2711, 3.00%, 8/1/46	1,984	2,042,972

		$65,518,598

Government National Mortgage Association:
Pool #778794, 3.50%, 1/15/42	$2,186	$2,334,901
Pool #AQ1784, 3.50%, 12/20/45	2,258	2,452,369

		$4,787,270

Total Agency Mortgage-Backed Securities (identified cost $126,046,690)		$127,845,555

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$526	$586,895
Series 2013-130, Class EA, 3.00%, 6/25/38	1,751	1,774,466

Total Collateralized Mortgage Obligations (identified cost $2,387,286)		$2,361,361

Commercial Mortgage-Backed Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$3	$2,841
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	883,619
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(6)	12	12,299
Series 2006-5, Class AM, 5.448%, 9/10/47	117	116,684
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	553	552,730
Series 2007-PW15, Class A4, 5.331%, 2/11/44	1,576	1,587,608
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	22	22,395
Series 2007-CD4, Class A4, 5.322%, 12/11/49	1,078	1,082,791
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	400,900
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	795,337
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	177,707
Series 2013-CR11, Class C, 5.169%, 10/10/46(1)(6)	500	547,757
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	524,436
Series 2014-CR21, Class C, 4.565%, 12/10/47(6)	500	526,188
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	573,551
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	257,098
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	685,588

Security	Principal Amount (000’s omitted)	Value
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	$7	$7,409
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	1,637	1,639,190
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.816%, 8/15/47(1)(6)	675	574,052
Series 2014-C22, Class D, 4.712%, 9/15/47(1)(6)	500	410,631
Series 2014-C23, Class D, 4.108%, 9/15/47(1)(6)	250	208,169
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class A4, 5.429%, 12/12/43	2	2,136
Series 2011-C5, Class A3, 4.171%, 8/15/46	957	1,056,635
Series 2013-C13, Class D, 4.189%, 1/15/46(1)(6)	2,000	1,922,636
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	229,217
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 6.103%, 6/11/49(6)	2,394	2,458,367
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	1,472	1,514,077
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,005,447
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(1)(6)	850	875,464
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	59	59,350
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.799%, 11/15/43(1)(6)	500	549,580
Series 2015-LC22, Class C, 4.691%, 9/15/58(6)	900	938,397
Series 2015-SG1, Class C, 4.62%, 12/15/47(6)	1,500	1,513,366
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	110	115,055

Total Commercial Mortgage-Backed Securities (identified cost $23,642,952)		$23,828,707

Asset-Backed Securities — 6.1%

Security	Principal Amount (000’s omitted)	Value
Automotive — 3.5%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A, 1.07%, 1/8/19	$1,393	$1,393,484
Series 2016-2, Class B, 2.21%, 5/10/21	610	617,179
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	458,989
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	126	126,342
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	647	647,687
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	499,453
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,157
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	947	946,964
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	501	503,140
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	500	500,313
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	480,740
Series 2016-A, Class A2A, 1.12%, 12/15/18	310	310,502

Security	Principal Amount (000’s omitted)	Value
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	$775	$774,774
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,848
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	322	322,390
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,654,475
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	1,192	1,196,140
Series 2016-1, Class A2A, 1.41%, 7/15/19	1,390	1,389,628
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,711
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	1,915	1,925,427
Series 2016-A, Class A2, 1.32%, 12/16/19	1,500	1,503,073
Series 2016-B, Class A2, 1.10%, 1/15/20	1,000	1,000,156

		$17,641,572

Computers — 0.2%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,236,419

		$1,236,419

Other — 1.3%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,703,451
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	818	823,936
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	555,905
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,247,983
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	114	114,009
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	356	358,713
SpringCastle Funding Trust
Series 2014-AA, Class A, 2.70%, 5/25/23(1)	398	399,259
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	705,594
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	602,107

		$6,510,957

Restaurants — 0.5%
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	$1,200	$1,220,172
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,040	1,047,258

		$2,267,430

Single Family Home Rental — 0.6%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.281%, 6/17/31(1)(7)	$1,000	$998,238
Colony American Homes
Series 2014-1A, Class C, 2.381%, 5/17/31(1)(7)	915	916,974
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	677	681,724
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.696%, 12/17/30(1)(7)	350	350,261

		$2,947,197

Total Asset-Backed Securities (identified cost $30,492,193)		$30,603,575

Foreign Government and Agency Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$566,100

		$566,100

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$520,000
Government of Mexico, 4.00%, 10/2/23	790	846,880

		$1,366,880

Panama — 0.1%
Republic of Panama, 3.875%, 3/17/28	$700	$759,500

		$759,500

Total Foreign Government and Agency Securities (identified cost $2,512,275)		$2,692,480

U.S. Treasury Obligations — 27.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$14,500	$18,521,488
U.S. Treasury Bond, 3.875%, 8/15/40	16,000	20,928,432
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	21,066	25,150,498
U.S. Treasury Note, 1.50%, 5/31/19	25,000	25,418,950
U.S. Treasury Note, 1.75%, 2/28/22	2,000	2,052,656
U.S. Treasury Note, 1.75%, 5/15/23	2,500	2,557,618
U.S. Treasury Note, 2.625%, 8/15/20	22,000	23,305,810
U.S. Treasury Note, 3.50%, 2/15/18	19,000	19,718,067

Total U.S. Treasury Obligations (identified cost $133,232,286)		$137,653,519

Preferred Securities — 0.1%

Security	Shares	Value
Insurance — 0.1%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16 (Non-Cumulative)(2)(9)(10)	2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(11)	$7,869	$7,868,959

Total Short-Term Investments (identified cost $7,868,959)		$7,868,959

Total Investments — 100.7% (identified cost $496,674,215)		$508,422,800

Other Assets, Less Liabilities — (0.7)%		$(3,510,199)

Net Assets — 100.0%		$504,912,601

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $42,617,911 or 8.4% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	When-issued security.

(5)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2016.

(7)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2016.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Non-income producing security.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $43,228.

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$498,628,769

Gross unrealized appreciation	$12,263,149
Gross unrealized depreciation	(2,469,118)

Net unrealized appreciation	$9,794,031

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$175,168,644	$—	$175,168,644
Agency Mortgage-Backed Securities	—	127,845,555	—	127,845,555
Collateralized Mortgage Obligations	—	2,361,361	—	2,361,361
Commercial Mortgage-Backed Securities	—	23,828,707	—	23,828,707
Asset-Backed Securities	—	30,603,575	—	30,603,575
Foreign Government and Agency Securities	—	2,692,480	—	2,692,480
U.S. Treasury Obligations	—	137,653,519	—	137,653,519
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	7,868,959	—	7,868,959
Total Investments	$—	$508,022,800	$400,000	$508,422,800

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2016 is not presented. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

September 30, 2016 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2016, the value of the Fund’s investment in the Portfolio was $974,306,769 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 4.6%
Raytheon Co.	156,000	$21,236,280
United Technologies Corp.	229,000	23,266,400

		$44,502,680

Banks — 5.4%
JPMorgan Chase & Co.	169,000	$11,253,710
U.S. Bancorp	506,000	21,702,340
Wells Fargo & Co.	448,000	19,837,440

		$52,793,490

Beverages — 1.0%
Diageo PLC ADR(1)	83,400	$9,677,736

		$9,677,736

Biotechnology — 2.7%
Biogen, Inc.(2)	11,500	$3,599,845
Celgene Corp.(2)	40,600	4,243,918
Gilead Sciences, Inc.	167,500	13,252,600
Incyte Corp.(2)	33,000	3,111,570
Vertex Pharmaceuticals, Inc.(2)	27,000	2,354,670

		$26,562,603

Chemicals — 0.7%
Dow Chemical Co. (The)	123,000	$6,375,090

		$6,375,090

Communications Equipment — 1.9%
Cisco Systems, Inc.	589,000	$18,683,080

		$18,683,080

Containers & Packaging — 2.1%
International Paper Co.(1)	422,153	$20,254,901

		$20,254,901

Diversified Telecommunication Services — 5.4%
AT&T, Inc.	555,000	$22,538,550
Verizon Communications, Inc.	570,680	29,663,946

		$52,202,496

Electric Utilities — 3.8%
NextEra Energy, Inc.	77,500	$9,479,800
PG&E Corp.	329,100	20,131,047
Pinnacle West Capital Corp.	97,000	7,371,030

		$36,981,877

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	131,000	$10,301,840

		$10,301,840

Equity Real Estate Investment Trusts (REITs) — 4.6%
Equity Residential	226,000	$14,538,580
Extra Space Storage, Inc.	92,000	7,305,720
National Retail Properties, Inc.	377,000	19,170,450
Simon Property Group, Inc.	16,500	3,415,665

		$44,430,415

1

Security	Shares	Value
Food & Staples Retailing — 1.9%
CVS Health Corp.	56,000	$4,983,440
Sprouts Farmers Market, Inc.(2)	108,000	2,230,200
Wal-Mart Stores, Inc.	158,900	11,459,868

		$18,673,508

Food Products — 1.2%
Pinnacle Foods, Inc.	232,400	$11,659,508

		$11,659,508

Health Care Equipment & Supplies — 0.7%
Zimmer Biomet Holdings, Inc.	50,000	$6,501,000

		$6,501,000

Health Care Providers & Services — 2.3%
Humana, Inc.	74,000	$13,089,860
McKesson Corp.(1)	57,000	9,504,750

		$22,594,610

Hotels, Restaurants & Leisure — 2.5%
Las Vegas Sands Corp.(1)	171,000	$9,839,340
McDonald’s Corp.	126,400	14,581,504

		$24,420,844

Household Durables — 0.5%
Newell Brands, Inc.	100,000	$5,266,000

		$5,266,000

Household Products — 1.3%
Procter & Gamble Co. (The)	137,700	$12,358,575

		$12,358,575

Industrial Conglomerates — 2.5%
General Electric Co.	810,000	$23,992,200

		$23,992,200

Insurance — 4.1%
American Financial Group, Inc.	155,433	$11,657,475
Chubb, Ltd.	141,500	17,779,475
First American Financial Corp.	273,000	10,723,440

		$40,160,390

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(2)	20,900	$17,499,779

		$17,499,779

Internet Software & Services — 4.1%
Alphabet, Inc., Class C(2)	31,344	$24,363,378
Facebook, Inc., Class A(2)	120,600	15,469,362

		$39,832,740

IT Services — 2.1%
Convergys Corp.	95,750	$2,912,715
International Business Machines Corp.	112,500	17,870,625

		$20,783,340

Leisure Products — 0.3%
Mattel, Inc.	106,000	$3,209,680

		$3,209,680

Media — 3.4%
Time Warner, Inc.	293,000	$23,325,730
Viacom, Inc., Class B	71,000	2,705,100
Walt Disney Co. (The)(1)	77,600	7,205,936

		$33,236,766

2

Security	Shares	Value
Multi-Utilities — 1.0%
National Grid PLC	697,000	$9,843,601

		$9,843,601

Multiline Retail — 0.8%
Macy’s, Inc.	203,000	$7,521,150

		$7,521,150

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	148,000	$15,232,160
Occidental Petroleum Corp.	295,200	21,525,984
Phillips 66(1)	139,300	11,220,615
Royal Dutch Shell PLC, Class B	393,000	10,188,789

		$58,167,548

Pharmaceuticals — 7.0%
Eli Lilly & Co.	51,000	$4,093,260
GlaxoSmithKline PLC ADR(1)	235,000	10,135,550
Johnson & Johnson	144,400	17,057,972
Pfizer, Inc.	850,000	28,789,500
Teva Pharmaceutical Industries, Ltd. ADR	184,600	8,493,446

		$68,569,728

Road & Rail — 2.2%
Norfolk Southern Corp.	157,000	$15,238,420
Union Pacific Corp.	64,100	6,251,673

		$21,490,093

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Ltd.	42,900	$7,401,108
Intel Corp.	613,000	23,140,750
Texas Instruments, Inc.	123,000	8,632,140

		$39,173,998

Software — 4.0%
Microsoft Corp.	575,000	$33,120,000
Oracle Corp.	155,500	6,108,040

		$39,228,040

Specialty Retail — 1.9%
L Brands, Inc.	89,000	$6,298,530
Lowe’s Cos., Inc.	175,000	12,636,750

		$18,935,280

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	440,600	$49,809,830

		$49,809,830

Tobacco — 4.6%
Altria Group, Inc.	101,200	$6,398,876
Philip Morris International, Inc.	274,300	26,667,446
Reynolds American, Inc.	244,000	11,504,599

		$44,570,921

Total Common Stocks (identified cost $869,873,154)		$960,265,337

3

Call Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Gilead Sciences, Inc.	1,255	$87.50	2/17/17	$260,413

Total Call Options Purchased (identified cost $312,395)				$260,413

Short-Term Investments — 2.2%

Description	Interest/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(4)	$3,297,607	$3,297,607
State Street Navigator Securities Lending Prime Portfolio(5)	18,098,850	18,098,850

Total Short-Term Investments (identified cost $21,396,457)		$21,396,457

Total Investments — 100.8% (identified cost $891,582,006)		$981,922,207

Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	1,335	$67.50	10/21/16	$(73,425)
Gilead Sciences, Inc.	1,255	70.00	2/17/17	(263,550)

Total Put Options Written (premiums received $416,919)				$(336,975)

Covered Call Options Written — (0.4)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amazon.com, Inc.	209	$797.50	10/7/16	$(851,153)
Apple, Inc.	3,976	112.00	10/7/16	(644,112)
Broadcom, Ltd.	425	180.00	4/21/17	(524,875)
Cisco Systems, Inc.	5,890	32.50	10/7/16	(5,890)
Intel Corp.	6,130	37.00	10/7/16	(511,855)
International Business Machines Corp.	1,125	165.00	10/7/16	(6,187)
Microsoft Corp.	5,750	59.50	10/7/16	(8,625)
Procter & Gamble Co. (The)	1,400	90.50	10/7/16	(53,200)
Union Pacific Corp.	641	90.00	11/18/16	(546,453)
Wal-Mart Stores, Inc.	1,585	75.00	12/16/16	(162,462)

Total Covered Call Options Written (premiums received $2,380,438)				$(3,314,812)

Other Assets, Less Liabilities — (0.4)%				$(3,963,592)

Net Assets — 100.0%				$974,306,828

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at September 30, 2016. The aggregate market value of securities on loan at September 30, 2016 was $55,918,954 and the total market value of the collateral received by the Fund was $56,589,341, including cash collateral of $18,098,850 and non-cash U.S. Government securities collateral of $38,490,491.

(2)	Non-income producing security.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

4

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $10,363.

(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

Written options activity for the fiscal year to date ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,015	$1,509,048
Options written	72,338	7,059,770
Options terminated in closing purchase transactions	(14,849)	(3,035,107)
Options exercised	(1,425)	(342,266)
Options expired	(32,358)	(2,394,088)

Outstanding, end of period	29,721	$2,797,357

At September 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

The aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$260,413	$—
Written options	—	(3,651,787)

Total	$260,413	$(3,651,787)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$892,680,663

Gross unrealized appreciation	$112,808,174
Gross unrealized depreciation	(23,566,630)

Net unrealized appreciation	$89,241,544

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$110,089,499	$—		$—	$110,089,499
Consumer Staples	96,940,248	—		—	96,940,248
Energy	58,280,599	10,188,789		—	68,469,388
Financials	92,953,880	—		—	92,953,880
Health Care	124,227,941	—		—	124,227,941
Industrials	89,984,973	—		—	89,984,973
Information Technology	207,511,028	—		—	207,511,028
Materials	26,629,991	—		—	26,629,991
Real Estate	44,430,415	—		—	44,430,415
Telecommunication Services	52,202,496	—		—	52,202,496
Utilities	36,981,877	9,843,601		—	46,825,478
Total Common Stocks	$940,232,947	$20,032,390	*	$—	$960,265,337
Call Options Purchased	$260,413	$—		$—	$260,413
Short-Term Investments	—	21,396,457		—	21,396,457
Total Investments	$940,493,360	$41,428,847		$—	$981,922,207

Liability Description
Put Options Written	$(336,975)	$—		$—	$(336,975)
Covered Call Options Written	(3,314,812)	—		—	(3,314,812)
Total	$(3,651,787)	$—		$—	$(3,651,787)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

September 30, 2016 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2016, the value of the Fund’s investment in the Portfolio was $244,633,592 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
India — 91.6%
Auto Components — 0.6%
MRF, Ltd.	1,883	$1,447,268

		$1,447,268

Automobiles — 6.7%
Bajaj Auto, Ltd.	113,012	$4,827,621
Maruti Suzuki India, Ltd.	141,206	11,666,208

		$16,493,829

Banks — 15.6%
Axis Bank, Ltd.	1,338,952	$10,953,616
HDFC Bank, Ltd.	559,663	12,334,910
IndusInd Bank, Ltd.	401,745	7,226,683
RBL Bank, Ltd.(1)(2)	473,512	2,073,126
Yes Bank, Ltd.	290,998	5,505,664

		$38,093,999

Beverages — 0.8%
United Breweries, Ltd.	139,855	$1,902,147

		$1,902,147

Biotechnology — 1.3%
Biocon, Ltd.	219,711	$3,090,126

		$3,090,126

Building Products — 0.7%
Kajaria Ceramics, Ltd.	82,689	$1,725,017

		$1,725,017

Capital Markets — 1.4%
Credit Analysis & Research, Ltd.	163,539	$3,378,186

		$3,378,186

Chemicals — 5.1%
Asian Paints, Ltd.	203,002	$3,541,784
Bayer CropScience, Ltd./India	32,679	2,175,628
Castrol India, Ltd.	285,075	2,040,135
UPL, Ltd.	469,941	4,777,786

		$12,535,333

Construction & Engineering — 1.3%
Voltas, Ltd.	543,645	$3,102,988

		$3,102,988

Construction Materials — 3.7%
Century Textiles & Industries, Ltd.	181,003	$2,569,276
Dalmia Bharat, Ltd.	78,403	2,206,160
Grasim Industries, Ltd. GDR(3)	58,360	4,227,875

		$9,003,311

Consumer Finance — 7.7%
Bajaj Finance, Ltd.	339,660	$5,441,281
Bharat Financial Inclusion, Ltd.(2)	166,217	2,207,725
Mahindra & Mahindra Financial Services, Ltd.	1,154,470	6,349,428
Muthoot Finance, Ltd.	902,592	4,755,006

		$18,753,440

1

Security	Shares	Value
Diversified Financial Services — 0.5%
Bajaj Holdings & Investment, Ltd.	44,439	$1,271,802

		$1,271,802

Food Products — 1.5%
Britannia Industries, Ltd.	74,570	$3,778,058

		$3,778,058

Hotels, Restaurants & Leisure — 1.1%
Indian Hotels Co., Ltd. (The)	1,292,949	$2,570,491

		$2,570,491

Household Durables — 2.9%
Crompton Greaves Consumer Electricals, Ltd.(2)	2,073,923	$4,816,933
Whirlpool of India, Ltd.(2)	145,630	2,233,087

		$7,050,020

Industrial Conglomerates — 1.6%
Siemens, Ltd.	213,676	$3,985,616

		$3,985,616

Internet Software & Services — 0.5%
Info Edge India, Ltd.	100,934	$1,286,781

		$1,286,781

IT Services — 11.9%
HCL Technologies, Ltd.	260,440	$3,133,789
Infosys, Ltd.	1,190,006	18,467,059
Tata Consultancy Services, Ltd.	204,124	7,464,020

		$29,064,868

Machinery — 3.0%
Eicher Motors, Ltd.	8,590	$3,218,777
Escorts, Ltd.	637,650	3,599,280
Thermax, Ltd.	43,174	551,728

		$7,369,785

Metals & Mining — 0.7%
Hindustan Zinc, Ltd.	468,774	$1,656,618

		$1,656,618

Oil, Gas & Consumable Fuels — 4.0%
Coal India, Ltd.	983,497	$4,775,859
Indian Oil Corp., Ltd.	573,138	5,040,259

		$9,816,118

Personal Products — 4.1%
Colgate-Palmolive (India), Ltd.	220,758	$3,232,045
Emami, Ltd.	206,931	3,615,215
Procter & Gamble Hygiene & Health Care, Ltd.	30,087	3,072,212

		$9,919,472

Pharmaceuticals — 6.9%
Abbott India, Ltd.	34,916	$2,480,361
Aurobindo Pharma, Ltd.	569,890	7,349,864
Cipla, Ltd.	535,500	4,670,017
Dr. Reddy’s Laboratories, Ltd.	51,297	2,391,818

		$16,892,060

Real Estate Management & Development — 0.4%
Prestige Estates Projects, Ltd.	325,464	$939,148

		$939,148

2

Security	Shares	Value
Road & Rail — 1.0%
Container Corp. of India, Ltd.	123,638	$2,555,508

		$2,555,508

Textiles, Apparel & Luxury Goods — 1.2%
Titan Co., Ltd.	509,137	$3,044,268

		$3,044,268

Thrifts & Mortgage Finance — 2.5%
Housing Development Finance Corp., Ltd.	293,927	$6,171,756

		$6,171,756

Tobacco — 2.9%
ITC, Ltd.	1,951,485	$7,109,532

		$7,109,532

Total India (identified cost $196,317,952)		$224,007,545

United States — 2.6%
IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A(2)	136,688	$6,521,384

		$6,521,384

Total United States (identified cost $7,431,535)		$6,521,384

Total Common Stocks (identified cost $203,749,487)		$230,528,929

Short-Term Investments — 1.4%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/16	$3,301	$3,301,319

Total Short-Term Investments (identified cost $3,301,319)		$3,301,319

Total Investments — 95.6% (identified cost $207,050,806)		$233,830,248

Other Assets, Less Liabilities — 4.4%		$10,804,869

Net Assets — 100.0%		$244,635,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $2,073,126 or 0.8% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the aggregate value of these securities is $4,227,875 or 1.7% of the Portfolio’s net assets.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Equity Futures
SGX CNX Nifty Index	779	Long	Oct-16	$13,584,420	$13,478,258	$(106,162)

						$(106,162)

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	-	Global Depositary Receipt

At September 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2016, the Portfolio entered into equity index futures contracts to manage cash flows.

At September 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $106,162.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$211,142,621

Gross unrealized appreciation	$26,382,644
Gross unrealized depreciation	(3,695,017)

Net unrealized appreciation	$22,687,627

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$30,605,876		$—	$30,605,876
Consumer Staples	—	22,709,209		—	22,709,209
Energy	—	9,816,118		—	9,816,118
Financials	2,073,126	65,596,057		—	67,669,183
Health Care	—	19,982,186		—	19,982,186
Industrials	—	18,738,914		—	18,738,914
Information Technology	6,521,384	30,351,649		—	36,873,033
Materials	4,227,875	18,967,387		—	23,195,262
Real Estate	—	939,148		—	939,148
Total Common Stocks	$12,822,385	$217,706,544	(1)	$—	$230,528,929
Short-Term Investments	$—	$3,301,319		$—	$3,301,319
Total Investments	$12,822,385	$221,007,863		$—	$233,830,248

4

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$(106,162)	$—	$(106,162)
Total	$—	$(106,162)	$—	$(106,162)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Investment Advisory and Other Changes

In September 2016, the Board of Trustees of the Portfolio approved (i) the appointment of a new sub-adviser, Goldman Sachs Asset Management International (GSAMI), to manage the Portfolio’s assets on an interim basis, and the related interim sub-advisory agreement and (ii) a fee reduction agreement with Boston Management and Research (BMR) to lower the contractual investment advisory fee at current asset levels to coincide with the implementation of the interim sub-advisory agreement. These changes became effective on September 15, 2016. The Board also approved (i) the longer-term appointment of GSAMI and the adoption of a new sub-advisory agreement so that GSAMI may serve as sub-adviser to the Portfolio on an uninterrupted basis following the expiration of the interim sub-advisory agreement and (ii) a change in the Portfolio’s diversification status from diversified to non-diversified, subject to shareholder approval.

The Board of Trustees of Eaton Vance Special Investment Trust, on behalf of Eaton Vance Greater India Fund (the Fund), also approved (i) a change in the Fund’s diversification status from diversified to non-diversified, (ii) an investment advisory agreement between the Fund and BMR, and (iii) an investment sub-advisory agreement between BMR and GSAMI with respect to the Fund, all subject to shareholder approval.

The special meeting of shareholders on November 17, 2016 to approve the foregoing changes was adjourned to December 16, 2016.

5

Eaton Vance

Growth Fund

September 30, 2016 (Unaudited)

Eaton Vance Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2016, the value of the Fund’s investment in the Portfolio was $318,373,167 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Growth Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 1.5%
Raytheon Co.	35,737	$4,864,878

		$4,864,878

Auto Components — 1.6%
Johnson Controls International PLC	106,823	$4,970,474

		$4,970,474

Banks — 1.5%
JPMorgan Chase & Co.	39,266	$2,614,723
Wells Fargo & Co.	47,005	2,081,381

		$4,696,104

Beverages — 3.5%
Constellation Brands, Inc., Class A	30,936	$5,150,535
PepsiCo, Inc.	54,434	5,920,786

		$11,071,321

Biotechnology — 8.8%
Biogen, Inc.(1)	26,087	$8,166,013
Celgene Corp.(1)	89,634	9,369,442
Gilead Sciences, Inc.	39,757	3,145,574
Incyte Corp.(1)	28,817	2,717,155
Vertex Pharmaceuticals, Inc.(1)	51,608	4,500,734

		$27,898,918

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	53,323	$3,098,066

		$3,098,066

Capital Markets — 2.5%
CBOE Holdings, Inc.	23,471	$1,522,094
Charles Schwab Corp. (The)	105,496	3,330,509
S&P Global, Inc.	25,413	3,216,269

		$8,068,872

Chemicals — 2.7%
Ecolab, Inc.	34,392	$4,186,194
Monsanto Co.	11,700	1,195,740
RPM International, Inc.	62,411	3,352,719

		$8,734,653

Communications Equipment — 1.9%
Palo Alto Networks, Inc.(1)	37,096	$5,910,506

		$5,910,506

Distributors — 1.0%
LKQ Corp.(1)	87,178	$3,091,332

		$3,091,332

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	30,042	$4,581,706
CVS Health Corp.	34,677	3,085,906
Sprouts Farmers Market, Inc.(1)	159,876	3,301,439

		$10,969,051

1

Security	Shares	Value
Food Products — 3.4%
Blue Buffalo Pet Products, Inc.(1)	197,623	$4,695,522
Pinnacle Foods, Inc.	124,123	6,227,251

		$10,922,773

Health Care Equipment & Supplies — 4.1%
Medtronic PLC	91,276	$7,886,246
Zimmer Biomet Holdings, Inc.	39,076	5,080,662

		$12,966,908

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	76,409	$4,136,783

		$4,136,783

Household Durables — 2.3%
Newell Brands, Inc.	140,582	$7,403,048

		$7,403,048

Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	21,546	$18,040,681
Priceline Group, Inc. (The)(1)	2,253	3,315,267

		$21,355,948

Internet Software & Services — 13.1%
Alphabet, Inc., Class A(1)	12,650	$10,171,359
Alphabet, Inc., Class C(1)	15,073	11,716,092
Facebook, Inc., Class A(1)	122,319	15,689,858
GoDaddy, Inc., Class A(1)(2)	117,006	4,040,218

		$41,617,527

IT Services — 4.2%
Genpact, Ltd.(1)	106,981	$2,562,195
Visa, Inc., Class A	132,556	10,962,381

		$13,524,576

Media — 3.9%
Time Warner, Inc.	100,933	$8,035,276
Walt Disney Co. (The)	47,271	4,389,585

		$12,424,861

Multiline Retail — 0.6%
Macy’s, Inc.	53,705	$1,989,770

		$1,989,770

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	80,726	$3,560,824
EOG Resources, Inc.	18,837	1,821,726

		$5,382,550

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	25,455	$2,254,295

		$2,254,295

Pharmaceuticals — 5.7%
Allergan PLC(1)	29,499	$6,793,915
Bristol-Myers Squibb Co.	40,177	2,166,344
Johnson & Johnson	77,059	9,102,979

		$18,063,238

Road & Rail — 3.1%
Norfolk Southern Corp.	68,402	$6,639,098
Union Pacific Corp.	34,837	3,397,653

		$10,036,751

2

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Ltd.	29,619	$5,109,870
NXP Semiconductors NV(1)	42,152	4,299,925
Texas Instruments, Inc.	54,404	3,818,073

		$13,227,868

Software — 6.3%
Adobe Systems, Inc.(1)	21,564	$2,340,557
Fortinet, Inc.(1)	63,884	2,359,236
Intuit, Inc.	19,026	2,093,050
Microsoft Corp.	104,401	6,013,498
salesforce.com, inc.(1)	102,480	7,309,898

		$20,116,239

Specialty Retail — 3.0%
Home Depot, Inc. (The)	17,954	$2,310,321
Lowe’s Cos., Inc.	98,237	7,093,694

		$9,404,015

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	96,436	$10,902,090

		$10,902,090

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	54,967	$2,894,013

		$2,894,013

Tobacco — 1.0%
Philip Morris International, Inc.	31,370	$3,049,792

		$3,049,792

Total Common Stocks (identified cost $213,621,272)		$315,047,220

Short-Term Investments — 1.4%

Description	Interest/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(3)	$528,475	$528,475
State Street Navigator Securities Lending Prime Portfolio(4)	4,095,210	4,095,210

Total Short-Term Investments (identified cost $4,623,685)		$4,623,685

Total Investments — 100.4% (identified cost $218,244,957)		$319,670,905

Other Assets, Less Liabilities — (0.4)%		$(1,297,705)

Net Assets — 100.0%		$318,373,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2016. The aggregate market value of securities on loan at September 30, 2016 was $4,040,217 for which the Portfolio received cash collateral of $4,095,210.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $17,333.

(4)	Represents investment of cash collateral received in connection with securities lending.

3

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$218,286,069

Gross unrealized appreciation	$104,877,999
Gross unrealized depreciation	(3,493,163)

Net unrealized appreciation	$101,384,836

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$315,047,220	*	$—	$—	$315,047,220
Short-Term Investments	—		4,623,685	—	4,623,685
Total Investments	$315,047,220		$4,623,685	$—	$319,670,905

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Large-Cap Value Fund

September 30, 2016 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2016, the value of the Fund’s investment in the Portfolio was $2,925,747,837 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 2.4%
United Technologies Corp.	687,681	$69,868,390

		$69,868,390

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	590,327	$41,594,441

		$41,594,441

Auto Components — 1.9%
Goodyear Tire & Rubber Co. (The)	1,759,026	$56,816,540

		$56,816,540

Banks — 9.8%
JPMorgan Chase & Co.	1,425,925	$94,952,346
PNC Financial Services Group, Inc. (The)	492,092	44,332,568
U.S. Bancorp	1,146,532	49,174,757
Wells Fargo & Co.	2,183,028	96,664,480

		$285,124,151

Capital Markets — 6.5%
Charles Schwab Corp. (The)	1,254,687	$39,610,469
Credit Suisse Group AG	3,989,268	52,429,448
Credit Suisse Group AG(1)	111,571	1,466,336
Goldman Sachs Group, Inc. (The)	361,429	58,287,655
Invesco, Ltd.	679,438	21,246,026
Lazard, Ltd., Class A	442,117	16,075,374

		$189,115,308

Chemicals — 1.8%
PPG Industries, Inc.	510,875	$52,804,040

		$52,804,040

Containers & Packaging — 0.9%
International Paper Co.	521,078	$25,001,323

		$25,001,323

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	1,372,715	$71,353,726

		$71,353,726

Electric Utilities — 4.0%
NextEra Energy, Inc.	589,604	$72,120,361
PG&E Corp.	717,885	43,913,026

		$116,033,387

Electrical Equipment — 2.7%
Hubbell, Inc.	450,628	$48,550,661
Rockwell Automation, Inc.	259,169	31,706,735

		$80,257,396

Energy Equipment & Services — 2.5%
Halliburton Co.	583,913	$26,206,016
Schlumberger, Ltd.	584,094	45,933,152

		$72,139,168

1

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 5.0%
Equity Residential	612,307	$39,389,709
Federal Realty Investment Trust	311,286	47,916,254
Public Storage	67,146	14,982,958
Simon Property Group, Inc.	211,762	43,836,852

		$146,125,773

Food & Staples Retailing — 1.3%
Kroger Co. (The)	1,300,771	$38,606,883

		$38,606,883

Food Products — 2.8%
General Mills, Inc.	574,521	$36,700,402
Kellogg Co.	581,873	45,077,701

		$81,778,103

Health Care Equipment & Supplies — 1.9%
Zimmer Biomet Holdings, Inc.	433,106	$56,312,442

		$56,312,442

Health Care Providers & Services — 1.3%
Humana, Inc.	94,083	$16,642,342
McKesson Corp.(2)	132,125	22,031,844

		$38,674,186

Household Durables — 0.8%
Whirlpool Corp.	150,787	$24,451,620

		$24,451,620

Industrial Conglomerates — 3.3%
General Electric Co.	3,293,987	$97,567,895

		$97,567,895

Insurance — 4.9%
Alleghany Corp.(3)	45,051	$23,652,676
American Financial Group, Inc.	364,186	27,313,950
Chubb, Ltd.	536,167	67,369,384
WR Berkley Corp.	419,794	24,247,301

		$142,583,311

Internet Software & Services — 3.7%
Alphabet, Inc., Class C(3)	78,382	$60,925,545
eBay, Inc.(3)	1,471,784	48,421,693

		$109,347,238

IT Services — 2.2%
Visa, Inc., Class A(2)	761,369	$62,965,216

		$62,965,216

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	149,271	$23,743,045

		$23,743,045

Machinery — 1.6%
Caterpillar, Inc.(2)	510,099	$45,281,488

		$45,281,488

Multi-Utilities — 2.3%
Sempra Energy(2)	628,923	$67,414,256

		$67,414,256

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	998,820	$102,798,554
EOG Resources, Inc.	760,033	73,502,792
Exxon Mobil Corp.	246,728	21,534,420
Occidental Petroleum Corp.	1,100,637	80,258,450
Pioneer Natural Resources Co.	179,275	33,282,404

		$311,376,620

Pharmaceuticals — 9.4%
Allergan PLC(3)	156,388	$36,017,720
Eli Lilly & Co.	381,901	30,651,374
Johnson & Johnson	914,963	108,084,579
Pfizer, Inc.	2,236,829	75,761,398
Teva Pharmaceutical Industries, Ltd. ADR	295,970	13,617,580
Zoetis, Inc.	193,856	10,082,451

		$274,215,102

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	1,698,488	$64,117,922
NXP Semiconductors NV(3)	155,015	15,813,080

		$79,931,002

Specialty Retail — 1.1%
Home Depot, Inc. (The)	137,460	$17,688,353
Sally Beauty Holdings, Inc.(2)(3)	531,915	13,659,577

		$31,347,930

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	397,343	$44,919,626

		$44,919,626

Tobacco — 3.6%
Altria Group, Inc.	321,832	$20,349,437
Reynolds American, Inc.	1,770,684	83,487,751

		$103,837,188

Total Common Stocks (identified cost $2,533,342,767)		$2,840,586,794

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
iShares Russell 1000 Value ETF(2)	360,931	$38,121,532

Total Exchange-Traded Funds (identified cost $38,480,658)		$38,121,532

Short-Term Investments — 0.9%

Description	Interest/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(4)	$27,530,914	$27,530,914
State Street Navigator Securities Lending Prime Portfolio(5)	438,431	438,431

Total Short-Term Investments (identified cost $27,969,345)		$27,969,345

3

Value
Total Investments — 99.3% (identified cost $2,599,792,770)	$2,906,677,671

Other Assets, Less Liabilities — 0.7%	$19,070,198

Net Assets — 100.0%	$2,925,747,869

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	All or a portion of this security was on loan at September 30, 2016. The aggregate market value of securities on loan at September 30, 2016 was $50,398,808 and the total market value of the collateral received by the Portfolio was $51,065,940, including cash collateral of $438,431 and non-cash U.S. Government securities collateral of $50,627,509.

(3)	Non-income producing security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $171,604.

(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,615,833,430

Gross unrealized appreciation	$357,934,750
Gross unrealized depreciation	(67,090,509)

Net unrealized appreciation	$290,844,241

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$112,616,090	$—	$—	$112,616,090
Consumer Staples	224,222,174	—	—	224,222,174

4

Asset Description	Level 1	Level 2		Level 3	Total
Energy	$383,515,788	$—		$—	$383,515,788
Financials	562,926,986	53,895,784		—	616,822,770
Health Care	392,944,775	—		—	392,944,775
Industrials	334,569,610	—		—	334,569,610
Information Technology	297,163,082	—		—	297,163,082
Materials	77,805,363	—		—	77,805,363
Real Estate	146,125,773	—		—	146,125,773
Telecommunication Services	71,353,726	—		—	71,353,726
Utilities	183,447,643	—		—	183,447,643
Total Common Stocks	$2,786,691,010	$53,895,784	*	$—	$2,840,586,794
Exchange-Traded Funds	$38,121,532	$—		$—	$38,121,532
Short-Term Investments	—	27,969,345		—	27,969,345
Total Investments	$2,824,812,542	$81,865,129		$—	$2,906,677,671

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Real Estate Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.1%
Hilton Worldwide Holdings, Inc.	30,626	$702,254
Marriott International, Inc., Class A	12,376	833,276

		$1,535,530

Other — 1.0%
CBRE Group, Inc., Class A(1)	7,752	$216,901
Jones Lang LaSalle, Inc.	2,393	272,300

		$489,201

Real Estate Investment Trusts — 93.7%

Security	Shares	Value
Diversified, Specialty & Other — 7.9%
CoreSite Realty Corp.	4,497	$332,958
Cousins Properties, Inc.	34,547	360,671
Digital Realty Trust, Inc.	6,282	610,108
National Retail Properties, Inc.	19,487	990,914
PS Business Parks, Inc.	4,115	467,340
Vornado Realty Trust	12,058	1,220,390

		$3,982,381

Health Care — 7.3%
HCP, Inc.	25,743	$976,947
Ventas, Inc.	17,991	1,270,704
Welltower, Inc.	18,852	1,409,564

		$3,657,215

Hotels & Resorts — 3.7%
DiamondRock Hospitality Co.	40,480	$368,368
Host Hotels & Resorts, Inc.	43,019	669,806
LaSalle Hotel Properties	10,910	260,421
Sunstone Hotel Investors, Inc.	42,168	539,329

		$1,837,924

Industrial — 7.7%
DCT Industrial Trust, Inc.	19,786	$960,610
Duke Realty Corp.	13,583	371,223
EastGroup Properties, Inc.	13,589	999,607
ProLogis, Inc.	23,637	1,265,525
Terreno Realty Corp.	10,144	279,062

		$3,876,027

Malls and Factory Outlets — 15.9%
General Growth Properties, Inc.	57,878	$1,597,433
Macerich Co. (The)	3,254	263,151
Simon Property Group, Inc.	27,407	5,673,523
Tanger Factory Outlet Centers, Inc.	10,527	410,132

		$7,944,239

1

Security	Shares	Value
Multifamily — 21.1%
American Campus Communities, Inc.	8,888	$452,133
AvalonBay Communities, Inc.	14,047	2,498,118
Camden Property Trust	12,883	1,078,822
Education Realty Trust, Inc.	8,900	383,946
Equity Residential	49,242	3,167,738
Essex Property Trust, Inc.	8,145	1,813,892
Mid-America Apartment Communities, Inc.	7,700	723,723
Post Properties, Inc.	6,762	447,171

		$10,565,543

Office — 10.2%
Boston Properties, Inc.	16,364	$2,230,250
Corporate Office Properties Trust	10,527	298,441
Douglas Emmett, Inc.	11,580	424,175
Highwoods Properties, Inc.	16,843	877,857
Hudson Pacific Properties, Inc.	16,245	533,973
Paramount Group, Inc.	23,447	384,296
Piedmont Office Realty Trust, Inc., Class A	15,887	345,860

		$5,094,852

Self Storage — 9.6%
CubeSmart	20,882	$569,243
Extra Space Storage, Inc.	8,428	669,268
Public Storage	16,012	3,572,918

		$4,811,429

Strip Centers — 10.3%
Acadia Realty Trust	21,287	$771,441
Brixmor Property Group, Inc.	26,216	728,543
Equity One, Inc.	18,506	566,469
Federal Realty Investment Trust	10,335	1,590,866
Kimco Realty Corp.	21,724	628,910
Regency Centers Corp.	11,005	852,777

		$5,139,006

Total Real Estate Investment Trusts		$46,908,616

Total Common Stocks (identified cost $40,470,249)		$48,933,347

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(2)	$811	$811,018

Total Short-Term Investments (identified cost $811,018)		$811,018

Total Investments — 99.4% (identified cost $41,281,267)		$49,744,365

Other Assets, Less Liabilities — 0.6%		$296,152

Net Assets — 100.0%		$50,040,517

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $3,979.

The Fund did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,566,215

Gross unrealized appreciation	$8,257,327
Gross unrealized depreciation	(79,177)

Net unrealized appreciation	$8,178,150

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$48,933,347	*	$—	$—	$48,933,347
Short-Term Investments	—		811,018	—	811,018
Total Investments	$48,933,347		$811,018	$—	$49,744,365

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 4.8%
Curtiss-Wright Corp.	8,760	$798,124
Hexcel Corp.	36,912	1,635,202
Mercury Systems, Inc.(1)	37,720	926,780

		$3,360,106

Banks — 7.8%
Bank of the Ozarks, Inc.	30,163	$1,158,259
BankUnited, Inc.	33,923	1,024,475
Eagle Bancorp, Inc.(1)	21,752	1,073,026
First Hawaiian, Inc.(1)	30,880	829,437
South State Corp.	2,111	158,410
Western Alliance Bancorp(1)	31,310	1,175,377

		$5,418,984

Biotechnology — 0.4%
Ligand Pharmaceuticals, Inc.(1)	3,050	$311,283

		$311,283

Capital Markets — 3.3%
Bats Global Markets, Inc.	30,081	$906,341
Lazard, Ltd., Class A	37,628	1,368,154

		$2,274,495

Chemicals — 4.1%
Balchem Corp.	28,339	$2,197,123
Chemtura Corp.(1)	20,190	662,434

		$2,859,557

Commercial Services & Supplies — 5.6%
Interface, Inc.	71,453	$1,192,551
Multi-Color Corp.	19,283	1,272,678
Team, Inc.(1)	43,072	1,408,885

		$3,874,114

Construction Materials — 1.2%
US Concrete, Inc.(1)	18,207	$838,705

		$838,705

Diversified Consumer Services — 4.0%
Bright Horizons Family Solutions, Inc.(1)	6,160	$412,042
Grand Canyon Education, Inc.(1)	18,772	758,201
ServiceMaster Global Holdings, Inc.(1)	47,463	1,598,554

		$2,768,797

Electronic Equipment, Instruments & Components — 0.9%
MTS Systems Corp.	13,884	$639,081

		$639,081

Energy Equipment & Services — 0.7%
Superior Energy Services, Inc.	27,115	$485,358

		$485,358

1

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	30,757	$1,114,634
CubeSmart	51,644	1,407,815
DCT Industrial Trust, Inc.	20,905	1,014,938
Post Properties, Inc.	14,015	926,812

		$4,464,199

Food & Staples Retailing — 0.9%
Sprouts Farmers Market, Inc.(1)	29,908	$617,600

		$617,600

Food Products — 3.0%
Pinnacle Foods, Inc.	41,501	$2,082,105

		$2,082,105

Health Care Equipment & Supplies — 7.4%
ICU Medical, Inc.(1)	16,469	$2,081,352
Integra LifeSciences Holdings Corp.(1)	17,972	1,483,589
West Pharmaceutical Services, Inc.	21,265	1,584,242

		$5,149,183

Health Care Providers & Services — 3.7%
AmSurg Corp.(1)	15,819	$1,060,664
Surgical Care Affiliates, Inc.(1)	7,800	380,328
Team Health Holdings, Inc.(1)	34,718	1,130,418

		$2,571,410

Hotels, Restaurants & Leisure — 0.7%
Popeyes Louisiana Kitchen, Inc.(1)	8,900	$472,946

		$472,946

Household Durables — 0.9%
Helen of Troy, Ltd.(1)	7,583	$653,427

		$653,427

Insurance — 6.3%
First American Financial Corp.	42,974	$1,688,019
Horace Mann Educators Corp.	32,992	1,209,157
RLI Corp.	8,059	550,913
Stewart Information Services Corp.	20,150	895,667

		$4,343,756

IT Services — 6.5%
Black Knight Financial Services, Inc., Class A(1)	26,856	$1,098,410
Convergys Corp.	15,867	482,674
CSG Systems International, Inc.	27,471	1,135,377
Euronet Worldwide, Inc.(1)	22,078	1,806,643

		$4,523,104

Life Sciences Tools & Services — 2.6%
Cambrex Corp.(1)	10,350	$460,161
VWR Corp.(1)	47,435	1,345,257

		$1,805,418

Machinery — 2.6%
RBC Bearings, Inc.(1)	23,173	$1,772,271

		$1,772,271

Marine — 2.5%
Kirby Corp.(1)	28,054	$1,743,837

		$1,743,837

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.1%
Diamondback Energy, Inc.(1)	14,472	$1,397,127
PDC Energy, Inc.(1)	21,083	1,413,826
Rice Energy, Inc.(1)	53,469	1,396,075

		$4,207,028

Road & Rail — 1.7%
Landstar System, Inc.	17,600	$1,198,208

		$1,198,208

Semiconductors & Semiconductor Equipment — 3.6%
Cirrus Logic, Inc.(1)	26,658	$1,416,873
Cypress Semiconductor Corp.	91,921	1,117,759

		$2,534,632

Software — 4.0%
Mentor Graphics Corp.	55,282	$1,461,656
Verint Systems, Inc.(1)	35,075	1,319,872

		$2,781,528

Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	13,863	$1,123,180
Lithia Motors, Inc., Class A	3,800	362,976
Sally Beauty Holdings, Inc.(1)	13,281	341,056

		$1,827,212

Textiles, Apparel & Luxury Goods — 0.3%
Steven Madden, Ltd.(1)	5,557	$192,050

		$192,050

Thrifts & Mortgage Finance — 2.3%
Essent Group, Ltd.(1)	60,315	$1,604,982

		$1,604,982

Total Common Stocks (identified cost $52,722,598)		$67,375,376

Exchange-Traded Funds — 2.2%

Security	Shares	Value
PowerShares S&P Small-Cap Information Technology Portfolio	24,005	$1,525,278

		$1,525,278

Total Exchange-Traded Funds (identified cost $1,471,601)		$1,525,278

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(2)	$44	$44,337

Total Short-Term Investments (identified cost $44,337)		$44,337

Total Investments — 99.2% (identified cost $54,238,536)		$68,944,991

Other Assets, Less Liabilities — 0.8%		$525,729

Net Assets — 100.0%		$69,470,720

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $6,119.

The Fund did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,494,356

Gross unrealized appreciation	$16,373,130
Gross unrealized depreciation	(1,922,495)

Net unrealized appreciation	$14,450,635

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$67,375,376	*	$—	$—	$67,375,376
Exchange-Traded Funds	1,525,278		—	—	1,525,278
Short-Term Investments	—		44,337	—	44,337
Total Investments	$68,900,654		$44,337	$—	$68,944,991

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Global Small-Cap Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Australia — 2.2%
carsales.com, Ltd.	10,310	$94,726
Challenger, Ltd.	12,130	94,987
Mirvac Group	57,325	98,828
Regis Resources, Ltd.	19,879	58,297
Super Retail Group, Ltd.	11,070	86,791

		$433,629

Austria — 0.4%
ams AG	2,724	$88,511

		$88,511

Belgium — 0.4%
Kinepolis Group NV	1,539	$71,642

		$71,642

Bermuda — 1.2%
Essent Group, Ltd.(1)	3,617	$96,249
Genpact, Ltd.(1)	5,893	141,137

		$237,386

Canada — 5.9%
Aecon Group, Inc.	10,702	$147,811
CAE, Inc.	14,615	207,536
Canadian Energy Services & Technology Corp.	24,414	96,580
Detour Gold Corp.(1)	1,793	39,005
Gibson Energy, Inc.	8,125	109,246
Laurentian Bank of Canada	2,189	81,790
Linamar Corp.	1,324	55,283
North West Co., Inc. (The)	3,725	73,367
Sandvine Corp.	47,605	105,954
Seven Generations Energy, Ltd., Class A(1)	6,456	155,403
Torex Gold Resources, Inc.(1)	3,745	81,012

		$1,152,987

China — 0.6%
TAL Education Group ADR(1)	1,695	$120,074

		$120,074

Finland — 0.4%
Amer Sports Oyj	2,431	$74,353

		$74,353

France — 1.6%
Ipsen SA	1,338	$94,001
Metropole Television SA	3,338	60,226
Nexity SA	1,285	67,864
Rubis SCA	920	84,381

		$306,472

Germany — 1.6%
Norma Group SE	3,143	$161,804
Salzgitter AG	1,808	59,275
Scout24 AG(1)(2)	2,835	95,491

		$316,570

1

Security	Shares	Value
Hong Kong — 1.0%
Hysan Development Co., Ltd.	27,078	$127,404
Johnson Electric Holdings, Ltd.	29,507	75,556

		$202,960

Israel — 0.5%
Frutarom Industries, Ltd.	1,882	$99,002

		$99,002

Italy — 3.4%
Amplifon SpA	16,315	$167,516
Banca Generali SpA	5,876	112,786
Brembo SpA	1,192	71,129
Industria Macchine Automatiche SpA	2,360	156,760
MARR SpA	3,709	74,327
Moncler SpA	5,485	93,633

		$676,151

Japan — 11.8%
77 Bank, Ltd. (The)	22,786	$93,272
Advance Residence Investment Corp.	42	118,842
Ariake Japan Co., Ltd.	1,906	102,678
Asahi Intecc Co., Ltd.	2,200	100,682
Century Tokyo Leasing Corp.	2,787	101,279
Daifuku Co., Ltd.	5,829	107,036
Eiken Chemical Co., Ltd.	4,585	132,336
FP Corp.	2,110	118,575
GMO Internet, Inc.	5,900	79,315
MISUMI Group, Inc.	3,200	60,137
Morinaga & Co., Ltd.	2,612	125,947
Nomura Co., Ltd.	6,300	98,130
OYO Corp.	8,300	94,109
Penta-Ocean Construction Co., Ltd.	20,700	118,076
Relia, Inc.	15,900	142,403
Sac’s Bar Holdings, Inc.	8,417	90,586
Sakata INX Corp.	7,200	87,399
Sakata Seed Corp.	6,500	164,840
Sun Frontier Fudousan Co., Ltd.	8,300	83,865
Tokyu REIT, Inc.	81	108,850
Tosei Corp.	12,838	96,606
Yokohama Reito Co., Ltd.	7,700	81,831

		$2,306,794

Netherlands — 1.2%
IMCD Group NV	3,395	$149,090
Refresco Group NV(2)	5,773	95,920

		$245,010

Norway — 1.0%
SpareBank 1 SR-Bank ASA	17,068	$97,518
XXL ASA(2)	6,670	91,424

		$188,942

Singapore — 0.4%
Global Logistic Properties, Ltd.	58,300	$80,416

		$80,416

Spain — 0.3%
Tecnicas Reunidas SA	1,404	$54,777

		$54,777

2

Security	Shares	Value
Sweden — 1.1%
Boliden AB	2,489	$58,503
Indutrade AB	6,983	149,951

		$208,454

Switzerland — 1.7%
Bucher Industries AG	331	$82,885
Temenos Group AG	2,612	164,710
VZ Holding AG	300	84,268

		$331,863

United Kingdom — 7.4%
Bodycote PLC	27,144	$206,811
BTG PLC(1)	12,862	105,650
Halma PLC	7,002	95,065
Hastings Group Holdings PLC(2)	33,585	100,306
Hiscox, Ltd.	6,989	94,309
Inchcape PLC	5,581	47,621
John Wood Group PLC	7,119	70,075
Melrose Industries PLC	101,376	229,128
Regus PLC	49,209	166,401
St. James’s Place PLC	8,750	107,407
UNITE Group PLC (The)	13,683	112,452
WH Smith PLC	5,444	108,604

		$1,443,829

United States — 54.2%
Acadia Realty Trust	2,746	$99,515
Akamai Technologies, Inc.(1)	2,087	110,590
Alliant Energy Corp.	2,019	77,348
Ameris Bancorp	2,769	96,777
AMERISAFE, Inc.	1,344	79,000
AMETEK, Inc.	5,192	248,074
AmSurg Corp.(1)	1,399	93,803
Balchem Corp.	3,842	297,870
Bank of the Ozarks, Inc.	2,225	85,440
BankUnited, Inc.	2,696	81,419
Black Knight Financial Services, Inc., Class A(1)	2,157	88,221
Bright Horizons Family Solutions, Inc.(1)	1,143	76,455
Burlington Stores, Inc.(1)	2,024	163,985
Cambrex Corp.(1)	2,935	130,490
Chemtura Corp.(1)	6,342	208,081
Cirrus Logic, Inc.(1)	2,143	113,900
CMS Energy Corp.	1,798	75,534
Convergys Corp.	2,549	77,541
CubeSmart	6,275	171,057
Curtiss-Wright Corp.	965	87,921
Cypress Semiconductor Corp.	7,777	94,568
DCT Industrial Trust, Inc.	2,101	102,004
Diamondback Energy, Inc.(1)	2,437	235,268
Douglas Emmett, Inc.	4,440	162,637
Eagle Bancorp, Inc.(1)	3,312	163,381
EastGroup Properties, Inc.	1,413	103,940
Essex Property Trust, Inc.	637	141,860
Euronet Worldwide, Inc.(1)	1,681	137,556
Federal Realty Investment Trust	1,182	181,945
First American Financial Corp.	2,825	110,966
First Hawaiian, Inc.(1)	3,130	84,072
First Republic Bank	3,436	264,950
Grand Canyon Education, Inc.(1)	1,918	77,468
Hexcel Corp.	5,683	251,757
Hill-Rom Holdings, Inc.	1,593	98,734

3

Security	Shares	Value
Horace Mann Educators Corp.	2,460	$90,159
ICU Medical, Inc.(1)	1,555	196,521
Infinera Corp.(1)	15,546	140,380
Infoblox, Inc.(1)	5,192	136,913
Integra LifeSciences Holdings Corp.(1)	1,466	121,018
Interface, Inc.	5,265	87,873
James River Group Holdings, Ltd.	2,391	86,554
Jazz Pharmaceuticals PLC(1)	651	79,083
Kirby Corp.(1)	3,313	205,936
Landstar System, Inc.	2,244	152,772
Lazard, Ltd., Class A	2,681	97,481
Ligand Pharmaceuticals, Inc.(1)	690	70,421
Lithia Motors, Inc., Class A	974	93,036
LKQ Corp.(1)	6,685	237,050
MEDNAX, Inc.(1)	1,448	95,930
Mentor Graphics Corp.	4,986	131,830
Mercury Systems, Inc.(1)	3,213	78,943
MTS Systems Corp.	3,625	166,859
Multi-Color Corp.	3,110	205,260
National Retail Properties, Inc.	1,581	80,394
NVR, Inc.(1)	69	113,151
PDC Energy, Inc.(1)	3,279	219,890
Penske Automotive Group, Inc.	2,910	140,204
Pinnacle Foods, Inc.	5,266	264,195
Pinnacle West Capital Corp.	1,008	76,598
Popeyes Louisiana Kitchen, Inc.(1)	2,032	107,981
Post Properties, Inc.	1,633	107,990
PS Business Parks, Inc.	1,393	158,203
RBC Bearings, Inc.(1)	2,179	166,650
RLI Corp.	2,338	159,826
Sabre Corp.	7,141	201,233
Sally Beauty Holdings, Inc.(1)	2,035	52,259
ServiceMaster Global Holdings, Inc.(1)	6,211	209,187
South State Corp.	479	35,944
Sprouts Farmers Market, Inc.(1)	4,131	85,305
Steven Madden, Ltd.(1)	2,294	79,281
Surgical Care Affiliates, Inc.(1)	1,767	86,159
Team Health Holdings, Inc.(1)	3,708	120,733
Team, Inc.(1)	3,093	101,172
Teleflex, Inc.	551	92,596
US Concrete, Inc.(1)	2,727	125,619
Vantiv, Inc., Class A(1)	3,367	189,461
Verint Systems, Inc.(1)	2,232	83,990
VWR Corp.(1)	5,116	145,090
West Pharmaceutical Services, Inc.	1,423	106,014
Western Alliance Bancorp(1)	2,523	94,713
Yadkin Financial Corp.	3,201	84,154

		$10,636,138

Total Common Stocks (identified cost $17,931,368)		$19,275,960

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(3)	$245	$245,129

Total Short-Term Investments (identified cost $245,129)		$245,129

4

Value
Total Investments — 99.6% (identified cost $18,176,497)	$19,521,089

Other Assets, Less Liabilities — 0.4%	$81,473

Net Assets — 100.0%	$19,602,562

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $383,141 or 2.0% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $481.

Abbreviations:

ADR	-	American Depositary Receipt

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.1%	$3,939,982
Financials	13.7	2,679,007
Information Technology	12.9	2,537,951
Consumer Discretionary	11.8	2,321,423
Real Estate	11.2	2,204,672
Health Care	10.4	2,036,777
Materials	6.3	1,232,638
Consumer Staples	5.5	1,068,410
Energy	4.8	941,239
Utilities	1.6	313,861
Short-Term Investments	1.3	245,129

Total Investments	99.6%	$19,521,089

The Fund did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,240,804

Gross unrealized appreciation	$2,224,809
Gross unrealized depreciation	(944,524)

Net unrealized appreciation	$1,280,285

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$120,074	$3,023,799		$—	$3,143,873
Developed Europe	—	4,006,574		—	4,006,574
Developed Middle East	—	99,002		—	99,002
North America	12,026,511	—		—	12,026,511
Total Common Stocks	$12,146,585	$7,129,375	*	$—	$19,275,960
Short-Term Investments	$—	$245,129		$—	$245,129
Total Investments	$12,146,585	$7,374,504		$—	$19,521,089

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Special Equities Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 3.9%
Curtiss-Wright Corp.	2,290	$208,642
Hexcel Corp.	18,210	806,703
Mercury Systems, Inc.(1)	19,916	489,336

		$1,504,681

Banks — 6.3%
Bank of the Ozarks, Inc.	13,110	$503,424
BankUnited, Inc.	8,789	265,428
Eagle Bancorp, Inc.(1)	4,420	218,039
First Hawaiian, Inc.(1)	17,147	460,568
First Republic Bank	9,035	696,689
South State Corp.	1,175	88,172
Western Alliance Bancorp(1)	5,185	194,645

		$2,426,965

Biotechnology — 0.4%
Ligand Pharmaceuticals, Inc.(1)	1,695	$172,992

		$172,992

Capital Markets — 0.9%
Lazard, Ltd., Class A	9,180	$333,785

		$333,785

Chemicals — 4.5%
Balchem Corp.	17,700	$1,372,281
Chemtura Corp.(1)	10,830	355,332

		$1,727,613

Commercial Services & Supplies — 6.2%
Interface, Inc.	47,570	$793,943
Multi-Color Corp.	12,120	799,920
Team, Inc.(1)	23,860	780,461

		$2,374,324

Communications Equipment — 1.1%
Infinera Corp.(1)	46,320	$418,270

		$418,270

Construction Materials — 0.8%
US Concrete, Inc.(1)	6,615	$304,720

		$304,720

Distributors — 2.1%
LKQ Corp.(1)	22,695	$804,765

		$804,765

Diversified Consumer Services — 3.5%
Bright Horizons Family Solutions, Inc.(1)	3,420	$228,764
Grand Canyon Education, Inc.(1)	6,640	268,189
ServiceMaster Global Holdings, Inc.(1)	25,360	854,125

		$1,351,078

Electric Utilities — 1.4%
Alliant Energy Corp.	7,270	$278,514
Pinnacle West Capital Corp.	3,635	276,223

		$554,737

1

Security	Shares	Value
Electrical Equipment — 1.7%
AMETEK, Inc.	14,025	$670,115

		$670,115

Electronic Equipment, Instruments & Components — 0.9%
MTS Systems Corp.	7,798	$358,942

		$358,942

Equity Real Estate Investment Trusts (REITs) — 10.2%
Acadia Realty Trust	3,010	$109,082
CubeSmart	24,795	675,912
DCT Industrial Trust, Inc.	10,945	531,380
Essex Property Trust, Inc.	1,940	432,038
Extra Space Storage, Inc.	2,290	181,849
Federal Realty Investment Trust	4,920	757,335
National Retail Properties, Inc.	5,730	291,370
Paramount Group, Inc.	30,140	493,995
Post Properties, Inc.	7,185	475,144

		$3,948,105

Food & Staples Retailing — 0.5%
Sprouts Farmers Market, Inc.(1)	9,805	$202,473

		$202,473

Food Products — 3.3%
Pinnacle Foods, Inc.	24,985	$1,253,497

		$1,253,497

Health Care Equipment & Supplies — 9.9%
Bard (C.R.), Inc.	3,125	$700,875
Hill-Rom Holdings, Inc.	7,455	462,061
ICU Medical, Inc.(1)	7,015	886,556
Integra LifeSciences Holdings Corp.(1)	6,441	531,704
Teleflex, Inc.	3,205	538,600
West Pharmaceutical Services, Inc.	9,180	683,910

		$3,803,706

Health Care Providers & Services — 3.1%
AmSurg Corp.(1)	4,980	$333,909
MEDNAX, Inc.(1)	5,780	382,925
Surgical Care Affiliates, Inc.(1)	4,365	212,837
Team Health Holdings, Inc.(1)	8,705	283,435

		$1,213,106

Hotels, Restaurants & Leisure — 0.7%
Popeyes Louisiana Kitchen, Inc.(1)	4,945	$262,777

		$262,777

Household Durables — 1.4%
Helen of Troy, Ltd.(1)	2,885	$248,601
NVR, Inc.(1)	175	286,977

		$535,578

Insurance — 4.3%
First American Financial Corp.	15,830	$621,802
Horace Mann Educators Corp.	15,930	583,835
RLI Corp.	6,605	451,518

		$1,657,155

Internet Software & Services — 0.9%
Akamai Technologies, Inc.(1)	6,210	$329,068

		$329,068

2

Security	Shares	Value
IT Services — 4.4%
Black Knight Financial Services, Inc., Class A(1)	3,870	$158,283
Convergys Corp.	8,818	268,244
Euronet Worldwide, Inc.(1)	10,340	846,122
Genpact, Ltd.(1)	17,560	420,562

		$1,693,211

Life Sciences Tools & Services — 2.3%
Cambrex Corp.(1)	6,430	$285,878
VWR Corp.(1)	20,525	582,089

		$867,967

Machinery — 2.0%
RBC Bearings, Inc.(1)	10,010	$765,565

		$765,565

Marine — 2.2%
Kirby Corp.(1)	13,640	$847,862

		$847,862

Multi-Utilities — 0.7%
CMS Energy Corp.	6,310	$265,083

		$265,083

Oil, Gas & Consumable Fuels — 5.6%
Diamondback Energy, Inc.(1)	7,505	$724,533
PDC Energy, Inc.(1)	12,135	813,773
Rice Energy, Inc.(1)	24,220	632,384

		$2,170,690

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(1)	2,605	$316,455

		$316,455

Road & Rail — 2.2%
Kansas City Southern	5,370	$501,128
Landstar System, Inc.	4,985	339,379

		$840,507

Semiconductors & Semiconductor Equipment — 3.2%
Cirrus Logic, Inc.(1)	7,932	$421,586
Cypress Semiconductor Corp.	29,045	353,187
MACOM Technology Solutions Holdings, Inc.(1)	10,727	454,181

		$1,228,954

Software — 3.5%
Mentor Graphics Corp.	27,110	$716,789
Verint Systems, Inc.(1)	16,710	628,797

		$1,345,586

Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	7,143	$578,726
Lithia Motors, Inc., Class A	2,115	202,025
Sally Beauty Holdings, Inc.(1)	5,465	140,341

		$921,092

Textiles, Apparel & Luxury Goods — 0.5%
Steven Madden, Ltd.(1)	5,795	$200,275

		$200,275

3

Security	Shares	Value
Thrifts & Mortgage Finance — 1.3%
Essent Group, Ltd.(1)	19,125	$508,916

		$508,916

Total Common Stocks (identified cost $33,461,093)		$38,180,615

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(2)	$355	$355,397

Total Short-Term Investments (identified cost $355,397)		$355,397

Total Investments — 100.0% (identified cost $33,816,490)		$38,536,012

Other Assets, Less Liabilities — (0.0)%(3)		$(3,186)

Net Assets — 100.0%		$38,532,826

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $2,705.

(3)	Amount is less than (0.05)%.

The Fund did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,816,445

Gross unrealized appreciation	$6,432,736
Gross unrealized depreciation	(1,713,169)

Net unrealized appreciation	$4,719,567

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$38,180,615	*	$—	$—	$38,180,615
Short-Term Investments	—		355,397	—	355,397
Total Investments	$38,180,615		$355,397	$—	$38,536,012

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016